Intangible Assets Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Intangible assets, net	$ 987	$ 899
Licences [member]
Intangible Assets
Intangible assets, net	$ 987	$ 899